Goodwill and Other Intangible Assets - Estimated Future Amortization Expense related to Intangible Assets (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Estimated future amortization
2018	$ 52,357
2019	51,509
2020	50,059
2021	49,231
2022	$ 47,683